Deferred revenue - Narrative (Details) $ in Thousands, £ in Millions	Jan. 01, 2018	Dec. 21, 2017 GBP (£)	Dec. 21, 2017 USD ($)	Oct. 04, 2016 GBP (£)	Oct. 04, 2016 USD ($)
Sarepta Deferred Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income				£ 32.8	$ 40,000
Research and development costs percentage, entity responsibility	55.00%
Research and development costs percentage, third party responsibility	45.00%
Research and development costs, minimum percentage of budgeted amount	110.00%
Sarepta Deferred Revenue Agreement | PhaseOut DMD Trial
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments				£ 17.2	22,000
Sarepta Deferred Revenue Agreement | Specified Development Milestones | Ezutromid
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					20,000
Sarepta Deferred Revenue Agreement | Specified Development Milestones | Utrophin Modulators
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					65,000
Sarepta Deferred Revenue Agreement | Specified Regulatory Milestones | Ezutromid
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					150,000
Sarepta Deferred Revenue Agreement | Specified Regulatory Milestones | Utrophin Modulators
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					225,000
Sarepta Deferred Revenue Agreement | Specified Sales Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments					$ 330,000
Eurofarma Deferred Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income		£ 1.9	$ 2,500
Eurofarma Deferred Revenue Agreement | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments			3,750
Eurofarma Deferred Revenue Agreement | Other Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future milestone payments			21,500
Future milestone payments, maximum cumulative net sales benchmark			100,000
Future milestone payments, cumulative net sales incremental benchmark			$ 100,000